NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION

NOTE 4 LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION

The Company has a three year lease at $5,330 per month with an unrelated party. The lease expires on April 30, 2014.

The Company assumed and renewed a shopping center lease from a party related through common ownership. The lease is for five years at $840 per month and expires on May 31, 2016.

Future minimum rental payments under the leases for the next five years are as follows:

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

We have amended the Employment Agreement in order to clarify how the bonus payment is determined, among other things. This amendment is now included as part of Exhibit 10.5. With respect to the bonus payment, we have revised footnote 2 to the Summary Compensation Table to clarify that the bonus is in the amount of 5% of total annual revenue received by the Company and to state that this bonus payment is provided for through the Employment Agreement, as amended by the First Amendment thereto, filed as Exhibit 10.5. The amendment to the Employment Agreement includes, in relevant part, an amendment and restatement of Section 3.1 a. and b. of Article III of the Employment Agreement are hereby amended in their entireties to read as follows:

a.       an annual salary of $130,000.00, payable to Employee on a weekly basis; and

b.      an amount equal to 5% of Total Annual Revenue received by Employer, described below, determined on a cash basis during each fiscal year, provided and on the condition that Employee’s employment by Employer is not terminated by Employer pursuant to Article IV hereof. “Total Annual Revenue” shall be defined herein the total revenue received by Employer during its fiscal year from all sources, including but not limited to, insurance commissions, leads and sales of membership packages. All payments due under this Section 3.1 shall be paid within thirty (30) days after determination of the Total Annual Revenue by Employer.

1.	We have revised the language describing Mr. Wolfe’s employment agreement to remove the references to “Employer” and “Employee” and instead refer to “the Company” and “Mr. Wolfe” to remove any confusion. In addition, we have revised the description of the termination provision of Mr. Wolfe’s Employment Agreement to reflect a change made by the First Amendment, which is now included as part of Exhibit 10.5, to remove the implication that Mr. Wolfe may only voluntarily terminate his employment with Mr. Simpson’s consent.
2.	Employer hereby employs Employee, and Employee hereby accepts employment with Employer, for a period commencing on August 8, 2011 (the “commencement date”), and continuing until terminated as provided in this Agreement. This agreement has no fixed term and will terminate pursuant to the terms listed below.

The agreement shall immediately terminate upon the occurrence of any one of the following events:

a.	Employee’s death;

b.	Employee’s permanent disability as determined by the Employer;

c.	Employee is convicted by a court of competent jurisdiction of fraud, misappropriation, embezzlement, dishonesty, or other similar act; or

The First Amendment includes, in relevant part, an amendment and restatement of Section 4.1 d. of Article IV of the Employment Agreement in its entirety, to read as follows:

“if Employee should voluntarily terminate his employment with Employer.”

NOTE 4 LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION

The Company has a three year lease at $5,330 per month with an unrelated party. The lease expires on April 30, 2014.

The Company assumed and renewed a shopping center lease from a party related through common ownership. The lease is for five years at $840 per month and expires on May 31, 2016.

Future minimum rental payments under the leases for the next five years are as follows:

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

We have amended the Employment Agreement in order to clarify how the bonus payment is determined, among other things. This amendment is now included as part of Exhibit 10.5. With respect to the bonus payment, we have revised footnote 2 to the Summary Compensation Table to clarify that the bonus is in the amount of 5% of total annual revenue received by the Company and to state that this bonus payment is provided for through the Employment Agreement, as amended by the First Amendment thereto, filed as Exhibit 10.5. The amendment to the Employment Agreement includes, in relevant part, an amendment and restatement of Section 3.1 a. and b. of Article III of the Employment Agreement are hereby amended in their entireties to read as follows:

a.       an annual salary of $130,000.00, payable to Employee on a weekly basis; and

b.      an amount equal to 5% of Total Annual Revenue received by Employer, described below, determined on a cash basis during each fiscal year, provided and on the condition that Employee’s employment by Employer is not terminated by Employer pursuant to Article IV hereof. “Total Annual Revenue” shall be defined herein the total revenue received by Employer during its fiscal year from all sources, including but not limited to, insurance commissions, leads and sales of membership packages. All payments due under this Section 3.1 shall be paid within thirty (30) days after determination of the Total Annual Revenue by Employer.

1.	We have revised the language describing Mr. Wolfe’s employment agreement to remove the references to “Employer” and “Employee” and instead refer to “the Company” and “Mr. Wolfe” to remove any confusion. In addition, we have revised the description of the termination provision of Mr. Wolfe’s Employment Agreement to reflect a change made by the First Amendment, which is now included as part of Exhibit 10.5, to remove the implication that Mr. Wolfe may only voluntarily terminate his employment with Mr. Simpson’s consent.
2.	Employer hereby employs Employee, and Employee hereby accepts employment with Employer, for a period commencing on August 8, 2011 (the “commencement date”), and continuing until terminated as provided in this Agreement. This agreement has no fixed term and will terminate pursuant to the terms listed below.

The agreement shall immediately terminate upon the occurrence of any one of the following events:

a.	Employee’s death;

b.	Employee’s permanent disability as determined by the Employer;

c.	Employee is convicted by a court of competent jurisdiction of fraud, misappropriation, embezzlement, dishonesty, or other similar act; or

The First Amendment includes, in relevant part, an amendment and restatement of Section 4.1 d. of Article IV of the Employment Agreement in its entirety, to read as follows:

“if Employee should voluntarily terminate his employment with Employer.”

During the year ended June 30, 2012, the Company paid $70,532 in corporate housing for one of its majority shareholders. This corporate housing payment was a one-time benefit.